Stock-based compensation (Expense and Tax Benefits) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	$ 106	$ 74	$ 64
Tax benefit recognized in income	27	18	15
Excess tax benefit (deficiency) recognized in income	(6)	15	10
Stock Option Plan
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	11	12	11
Employee Share Investment Plan
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	30	28	26
Share Units Plan
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	64	33	25
Voluntary Incentive Deferral Plan (VIDP)
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	$ 1	$ 1	$ 2